Net Income (Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share
	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Numerator:
Net income (loss) attributable to common stockholders, basic and diluted	$(17,029)	$(23,507)	$17,760	$(43,016)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	50,998,941	27,211,309	40,475,200	27,157,425
Add: Weighted average dilutive effect of stock options, RSUs and warrants	—	—	10,299,972	—
Weighted average shares outstanding – diluted	50,998,941	27,211,309	50,775,172	27,157,425
Net income (loss) per share attributable to common stockholders, basic	$(0.33)	$(0.86)	$0.44	$(1.58)
Net income (loss) per share attributable to common stockholders, diluted	$(0.33)	$(0.86)	$0.35	$(1.58)

Schedule of net loss per share attributable to common stockholders
	Three months ended December 31,		Six Months Ended December 31,
	2022	2021	2022	2021
Stock options and RSUs	12,904,421	12,094,129	198,692	12,107,168
Convertible notes	—	4,632,311	—	4,491,455
Common stock warrants	18,150,077	3,564,182	10,129,619	3,520,164
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	31,054,498	20,290,622	10,328,311	20,118,787